UNITED STATES
	    	  SECURITIES AND EXCHANGE COMMISSION
			 Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here is Amendment  [  ] ; Amendment Number:
This Amendment (check only one):  [  ] is a restatement.
				  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Sasco Capital, Inc.
Address:   10 Sasco Hill Road
           Fairfield, CT  06430

13F File Number:  28-1646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Daniel L. Leary
Title:	Secretary
Phone:	203-254-6800
Signature, Place, and Date of Signing:

Daniel L. Leary    Fairfield, Connecticut    May 7, 2001

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $1,344,651


List of Other Included Managers:

FORM 13 F	MARCH 2001
REPORTING MANAGER:  SASCO CAPITAL, INC.

					FORM 13F INFORMATION TABLE
NAME OF ISSUER		TITLE OF
				CLASS		CUSIP		VALUE  	SHARES /	SH/	INVESTMENT	OTHER		       VOTING AUTHORITY
								(x$1000)	PRN AMT	PRN	DISCRETION	MGR		SOLE   	SHARED	NONE
AK STL HLDG CORP		COMMON	001547108	29,232	2,908,694	SH	SOLE		0	  991,863		0	1,916,831
ALLEGHANY CORP DEL	COMMON	017175100	54,700	  273,502	SH	SOLE		0	   93,934		0	  179,568
ALLEGHENY TECHNOLOGIES 	COMMON	01741R102	56,706	3,257,068	SH	SOLE		0	1,072,850		0	2,184,218
AMERICAN STD COS INC 	COMMON	029712106	62,280	1,054,350	SH	SOLE		0	  354,850		0	  699,500
ATMOS ENERGY		COMMON	049560105	21,050	  884,450	SH	SOLE		0	  259,950		0	  624,500
BALL CORP			COMMON	058498106	55,186	1,203,086	SH	SOLE		0	  396,400		0	  806,686
BRUNSWICK CORP		COMMON	117043109	26,819	1,366,200	SH	SOLE		0	  457,500		0	  908,700
CITIZENS COMMUNICATION	COMMON	17453B101	34,312	2,712,450	SH	SOLE		0	  922,250		0	1,790,200
ENGELHARD CORP		COMMON	292845104	51,132	1,977,250	SH	SOLE		0	  675,800		0	1,301,450
F M C CORP			COM NEW	302491303	71,130	  965,920	SH	SOLE		0	  326,920		0	  639,000
FOOTSTAR INC		COMMON	344912100	49,420	1,230,888	SH	SOLE		0	  411,894		0	  818,994
FORTUNE BRANDS INC	COMMON	349631101	63,960	1,859,300	SH	SOLE		0	  597,800		0	1,261,500
HERCULES INC		COMMON	427056106	46,310	3,565,078	SH	SOLE		0	1,198,700		0	2,366,378
HEXCEL CORP NEW		COMMON	482291108	   820	   82,450	SH	SOLE		0	   82,450		0	        0
KERR MCGEE CORP		COMMON	492386107	27,118	  417,850	SH	SOLE		0	  135,517		0	  282,333
NAVISTAR INTERNATIONAL	COMMON	63934E108	29,933	1,312,850	SH	SOLE		0	  443,250		0	  869,600
NORTHEAST UTILS		COMMON	664397106	34,115	1,962,877	SH	SOLE		0	  661,350		0	1,301,527
NOVA CHEMICALS CORP	COMMON	66977W109	23,804	1,184,300	SH	SOLE		0	  401,100		0	  783,200
OCEAN ENERGY INC TEX	COMMON	67481E106	37,746	2,280,700	SH	SOLE		0	  758,600		0	1,522,100
ONEOK INC			COMMON	682680103	33,076	  808,900	SH	SOLE		0	  271,800		0	  537,100
PACTIV CORP			COMMON	695257105	49,597	4,095,550	SH	SOLE		0	1,372,850		0	2,722,700
PENNEY JC INC		COMMON	708160106	62,299	3,896,150	SH	SOLE		0	1,308,250		0	2,587,900
RAYTHEON CO			CL B		755111408	55,704	1,896,000	SH	SOLE		0	  633,800		0	1,262,200
SMURFIT-STONE CONTAINER	COMMON	832727101	22,552	1,694,400	SH	SOLE		0	  558,000		0	1,136,400
STANLEY WORKS		COMMON	854616109	52,132	1,582,150	SH	SOLE		0	  546,950		0	1,035,200
SUNOCO, INC.		COMMON	86764P109	40,889	1,260,852	SH	SOLE		0	  427,502		0	  833,350
TJX COS INC NEW		COMMON	872540109	35,554	1,111,050	SH	SOLE		0	  371,250		0	  739,800
TOSCO CORP			COM NEW	891490302	32,380	  757,250	SH	SOLE		0	  224,550		0	  532,700
UGI CORP NEW		COMMON	902681105	   250	   10,200	SH	SOLE		0	   10,200		0	        0
U S INDS INC NEW		COMMON	912080108	36,573	6,262,450	SH	SOLE		0	2,073,000		0	4,189,450
VENATOR GROUP INC		COMMON	922944103	69,395	5,028,592	SH	SOLE		0	1,684,000		0	3,344,592
WASTE MANAGEMENT		COMMON	94106L109	78,477	3,177,200	SH	SOLE		0	1,064,000		0	2,113,200